As filed with the U.S. Securities and Exchange Commission on June 5, 2014

1933 Act Registration File No. 333-108394

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	[x]
(Check appropriate box or boxes)

TRUST FOR ADVISED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 765-6609

Jeanine M. Bajczyk, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, no par value per share, of the Sound Point Floating Rate Income Fund

EXPLANATORY NOTE
This Post-Effective Amendment No. 1 to the Registration Statement of Trust for Advised Portfolios (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the combined proxy statement/prospectus and statement of additional information of the N-14/A filed on May 13, 2014.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement.

PART C – OTHER INFORMATION

Item 15.                 Indemnification.

Reference is made to Article VI in the Registrant’s Agreement and Declaration of Trust (previously filed with the registration statement on Form N-1A (File No. 333-108923) on June 24, 2005). In addition to the indemnification provisions contained in the Registrant’s Agreement and Declaration of Trust, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Custodian Agreement and Administration and Fund Accounting Agreement. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.              Exhibits

(1)	Agreement and Declaration of Trust dated June 1, 2005 was previously filed with the Trust’s Registration Statement on Form N-1A on June 24, 2005 and is incorporated herein by reference.

(2)	Amended and Restated Bylaws dated November 21, 2013 were previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and are incorporated herein by reference.

(3)	Voting Trust Agreements - Not Applicable.

(4)
Form of Agreement and Plan of Reorganization was previously filed with the Trust’s Registration Statement on Form N-14 on May 13, 2014 as Appendix A to the Combined Proxy Statement and Prospectus and is incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated Bylaws.

(6)
Investment Advisory Agreement dated May 22, 2014, on behalf of the Sound Point Floating Rate Income Fund, and Sound Point Capital Management, L.P. was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(7)
Distribution Agreement between the Trust, on behalf of the Sound Point Floating Rate Income Fund, Sound Point Capital Management, L.P., and Quasar Distributors, LLC dated May 22, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(8)	Bonus or Profit Sharing Contracts – not applicable.

(9)(a)	Custody Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(9)(b)
Amendment to Custody Agreement between the Trust, on behalf of the Sound Point Floating Rate Income Fund, and U.S. Bank, N.A. dated May 22, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(10)(a)	No Rule 12b-1 Plan.

(10)(b)
Form of Rule 18f-3 Plan dated May 22, 2014 by the Trust on behalf of the Sound Point Floating Rate Income Fund was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(11)
Opinion of Bingham McCutchen LLP regarding the validity of shares to be issued by the Fund was previously filed with the Trust’s Registration Statement on Form N-14 on May 13, 2014 and is incorporated herein by reference.

(12)	Opinion of Bingham McCutchen LLP regarding certain tax matters – filed herewith.

(13)(a)	Fund Administration Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(13)(b)	Amendment to Fund Administration Servicing Agreement was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(13)(c)	Fund Accounting Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(13)(d)	Amendment to Fund Accounting Servicing Agreement was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(13)(e)	Transfer Agent Servicing Agreement dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(13)(f)	Amendment to Transfer Agent Servicing Agreement was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(13)(g)
Operating Expense Limitation Agreement dated May 22, 2014 between the Trust, on behalf of the on behalf of the Sound Point Floating Rate Income Fund, and Sound Point Capital Management, L.P. was previously filed with the Trust’s Registration Statement on Form N-1A on May 27, 2014 and is incorporated herein by reference.

(14)(a)
Consent of Independent Registered Public Accounting Firm Rothstein Kass & Company, P.C. was previously filed with the Trust’s Registration Statement on Form N-14 on May 13, 2014 and is incorporated herein by reference.

(14)(b)	Consent of Independent Registered Public Accounting Firm BBD, LLP was previously filed with the Trust’s Registration Statement on Form N-14 on May 13, 2014 and is incorporated herein by reference.

(15)	Not applicable.

(16)(a)	Power of Attorney for Ian Martin dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(16)(b)	Power of Attorney for John Chrystal dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(16)(c)
Power of Attorney for Albert J. DiUlio, S.J. dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(16)(d)	Power of Attorney for David S. Krause dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(16)(e)	Power of Attorney for Harry E. Resis dated January 1, 2014 was previously filed with the Trust’s Registration Statement on Form N-1A on January 14, 2014 and is incorporated herein by reference.

(17)(a)
Prospectus of the Sound Point Floating Rate Income Fund dated February 28, 2013 was previously filed with Sound Point Floating Rate Income Fund’s Amendment No. 1 to its Registration Statement on Form N-2 (File No. 811-22768) with the SEC on February 28, 2013, and is incorporated by reference.

(17)(b)
Statement of Additional Information of the Sound Point Floating Rate Income Fund dated February 28, 2013 was previously filed with Sound Point Floating Rate Income Fund’s Amendment No. 1 to its Registration Statement on Form N-2 (File No. 811-22768) with the SEC on February 28, 2013, and is incorporated by reference.

(17)(c)
The Annual Report to Shareholders of the Sound Point Floating Rate Income Fund for the Period Ended August 31, 2013 was previously filed on the Sound Point Floating Rate Income Fund’s Form N-CSR with the SEC on November 8, 2013, and is incorporated by reference.

(17)(d)
The Annual Report to Shareholders of the Sound Point Floating Rate Income Fund for the Period Ended February 28, 2013 was previously filed on the Sound Point Floating Rate Income Fund’s Form N-CSR with the SEC on May 9, 2013 and is incorporated by reference.

17(e)	Proxy Ballot – Sound Point Floating Rate Income Fund was previously filed with the Trust’s Registration Statement on Form N-14 on May 13, 2014 and is incorporated herein by reference.

Item 17.                      Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 5th day of June, 2014.

Trust for Advised Portfolios

By: /s/ Christopher E. Kashmerick
Christopher E. Kashmerick
President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below on June 5, 2014, by the following persons in the capacities indicated:

Signature	Title	Date

/s/ John Chrystal*	Trustee	June 5, 2014
John Chrystal

/s/ Albert J. DiUlio, S.J.*	Trustee	June 5, 2014
Albert J. DiUlio, S.J.

/s/ David S. Krause*	Trustee	June 5, 2014
David S. Krause

/s/ Harry E. Resis*	Trustee	June 5, 2014
Harry E. Resis

/s/ Ian Martin*	Trustee	June 5, 2014
Ian A. Martin

/s/ Christopher E. Kashmerick	President and Principal Executive Officer	June 5, 2014
Christopher E. Kashmerick

/s/ Russell B. Simon	Treasurer and Principal Financial Officer	June 5, 2014
Russell B. Simon

*By: /s/ Christopher E. Kashmerick		June 5, 2014
Christopher E. Kashmerick Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS
Exhibit Number	Description

12	Opinion of Bingham McCutchen LLP regarding certain tax matters.